Shareholder Report, Average Annual Return (Details)				12 Months Ended		60 Months Ended	66 Months Ended	102 Months Ended	114 Months Ended	120 Months Ended
	Dec. 27, 2018	Dec. 29, 2015	Dec. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000148875
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Swan Defined Risk Emerging Markets Fund
Average Annual Return, Percent				1.96%		(0.48%)			0.16%
C000148876
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Swan Defined Risk Emerging Markets Fund
C000148877
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Swan Defined Risk Emerging Markets Fund
C000161877
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk Foreign Fund
Average Annual Return, Percent				(0.98%)		2.37%		2.30%
C000161878
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk Foreign Fund
C000161879
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk Foreign Fund
C000115777
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Swan Defined Risk Fund
Average Annual Return, Percent				5.20%		4.41%				3.43%
C000115778
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Swan Defined Risk Fund
C000115779
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Swan Defined Risk Fund
C000205842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Average Annual Return, Percent				9.89%		7.83%	9.63%
C000205843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
C000205844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
C000161880
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk U.S. Small Cap Fund
Average Annual Return, Percent				(2.01%)		2.34%		3.52%
C000161881
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk U.S. Small Cap Fund
C000161882
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Swan Defined Risk U.S. Small Cap Fund
Without Sales Load [Member] | C000148875
Average Annual Return [Line Items]
Average Annual Return, Percent				7.92%		0.64%			0.75%
Without Sales Load [Member] | C000148876
Average Annual Return [Line Items]
Average Annual Return, Percent				7.13%		(0.10%)			0.01%
Without Sales Load [Member] | C000148877
Average Annual Return [Line Items]
Average Annual Return, Percent				8.25%		0.92%			1.00%
Without Sales Load [Member] | C000161877
Average Annual Return [Line Items]
Average Annual Return, Percent				4.80%		3.55%		2.98%
Without Sales Load [Member] | C000161878
Average Annual Return [Line Items]
Average Annual Return, Percent				3.98%		2.75%		2.20%
Without Sales Load [Member] | C000161879
Average Annual Return [Line Items]
Average Annual Return, Percent				5.04%		3.78%		3.22%
Without Sales Load [Member] | C000115777
Average Annual Return [Line Items]
Average Annual Return, Percent				11.32%		5.59%				4.01%
Without Sales Load [Member] | C000115778
Average Annual Return [Line Items]
Average Annual Return, Percent				10.49%		4.79%				3.24%
Without Sales Load [Member] | C000115779
Average Annual Return [Line Items]
Average Annual Return, Percent				11.53%		5.81%				4.26%
Without Sales Load [Member] | C000205842
Average Annual Return [Line Items]
Average Annual Return, Percent				16.29%		9.05%	10.76%
Without Sales Load [Member] | C000205843
Average Annual Return [Line Items]
Average Annual Return, Percent				15.41%		8.38%	10.13%
Without Sales Load [Member] | C000205844
Average Annual Return [Line Items]
Average Annual Return, Percent				16.60%		9.33%	11.01%
Without Sales Load [Member] | C000161880
Average Annual Return [Line Items]
Average Annual Return, Percent				3.70%		3.50%		4.21%
Without Sales Load [Member] | C000161881
Average Annual Return [Line Items]
Average Annual Return, Percent				3.01%		2.73%		3.44%
Without Sales Load [Member] | C000161882
Average Annual Return [Line Items]
Average Annual Return, Percent				4.02%		3.76%		4.46%
MSCI EM (EMERGING MARKETS) Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EM (EMERGING MARKETS) Gross (USD)
Average Annual Return, Percent				12.97%		3.49%			4.24%
MSCI EM (EMERGING MARKETS) Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EM (EMERGING MARKETS) Gross (USD)
Average Annual Return, Percent				12.97%		3.49%			4.24%
MSCI EM (EMERGING MARKETS) Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EM (EMERGING MARKETS) Gross (USD)
Average Annual Return, Percent				12.97%		3.49%			4.24%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)		1.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)		1.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)		1.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)	0.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)	0.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)	0.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)		1.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)		1.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)		1.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)			1.22%
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				8.93%		2.31%			3.34%
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				8.93%		2.31%			3.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)			1.22%
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				8.93%		2.31%			3.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				2.63%		(0.23%)			1.22%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Average Annual Return, Percent				11.62%		5.55%		6.30%
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return, Percent				8.04%		3.47%		4.52%
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return, Percent				8.04%		3.47%		4.52%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Average Annual Return, Percent				11.62%		5.55%		6.30%
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return, Percent				8.04%		3.47%		4.52%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Average Annual Return, Percent				11.62%		5.55%		6.30%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent				24.56%		15.05%				12.86%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name					60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return, Percent				15.42%		9.01%				8.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent				24.56%		15.05%				12.86%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name					60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return, Percent				15.42%		9.01%				8.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent				24.56%		15.05%				12.86%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name					60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return, Percent				15.42%		9.01%				8.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent				24.56%		15.05%	17.29%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return, Percent				15.42%		9.01%	10.80%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return, Percent				15.42%		9.01%	10.80%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent				24.56%		15.05%	17.29%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% - S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% - Bloomberg U.S. Aggregate Bond Index.
Average Annual Return, Percent				15.42%		9.01%	10.80%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent				24.56%		15.05%	17.29%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return
Average Annual Return, Percent				10.06%		6.94%		8.38%
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				7.38%		4.62%		6.03%
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				7.38%		4.62%		6.03%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return
Average Annual Return, Percent				10.06%		6.94%		8.38%
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				7.38%		4.62%		6.03%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return
Average Annual Return, Percent				10.06%		6.94%		8.38%